Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41981
Entity Registrant Name	LOBO EV TECHNOLOGIES LTD.
Entity Central Index Key	0001932072
Entity Address, Address Line One	Gemini Mansion B 901, i Park
Entity Address, Address Line Two	No. 18-17 Zhenze Rd
Entity Address, Address Line Three	Xinwu District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214111